PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	As of September 30,
	2023	2024
	US$	US$
Leasehold improvement	801,158	801,158
Plant and machinery	5,115	5,115
Office equipment	179,144	179,144
Furniture & fixtures	94,083	94,083
Motor vehicle	273,242	273,242

Property, plant and equipment	1,352,742	1,352,742
Less: accumulated depreciation and amortization	(1,140,317)	(1,319,420)

Property, plant and equipment, net	212,425	33,322